Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible assets
6	Intangible assets

Intangible assets consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Computer software and systems	319	1,874	273
Less: Accumulated amortization	(36)	(343)	(50)
Total intangible assets, net	283	1,531	223

No impairment charges were recognized on intangible assets for the years ended December 31, 2016, 2017 and 2018, respectively.

Amortization expense of intangible assets were RMB nil, RMB35 and RMB307 (US$45), for the years ended December 31, 2016, 2017 and 2018 respectively.

Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
For the year ending December 31, 2019	749	109
2020	464	67
2021	318	47
2022	—	—
2023	—	—

No intangible assets with an indefinite useful life as of December 31, 2017 and 2018.